Prospectus Supplement

September 29, 2017

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated September 29, 2017 to the Morgan Stanley Variable Insurance Fund, Inc.
Prospectus dated May 1, 2017

Global Franchise Portfolio (Class II)

Effective September 30, 2017, the section of the Prospectus entitled "Fund Summary—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the International Equity team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Sub-Adviser(s)	Date Began Managing Fund
William D. Lock	Managing Director of MSIM Limited	June 2009
Christian Derold	Managing Director of MSIM Company	June 2009
Bruno Paulson	Managing Director of MSIM Limited	June 2009
Vladimir A. Demine	Executive Director of MSIM Limited	June 2009
Dirk Hoffmann-Becking	Executive Director of MSIM Limited	January 2015
Nic Sochovsky	Executive Director of MSIM Limited	December 2015
Marcus Watson	Vice President of MSIM Limited	January 2013
Alex Gabriele	Vice President of MSIM Limited	September 2017
Richard Perrott	Vice President of MSIM Limited	September 2017

Effective September 30, 2017, the first two paragraphs of the section of the Prospectus entitled "Fund Management—Portfolio Management" are hereby deleted and replaced with the following:

The Fund's assets are managed by members of the International Equity team. The team consists of portfolio managers. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are William D. Lock, Christian Derold, Bruno Paulson, Vladimir A. Demine, Dirk Hoffmann-Becking, Marcus Watson, Nic Sochovsky, Alex Gabriele and Richard Perrott.

Mr. Lock has been associated with MSIM Limited in an investment management capacity since 1994. Mr. Derold has been associated with MSIM Company or its affiliates in an investment management capacity since May 2006. Mr. Paulson has been associated with MSIM Limited in an investment management capacity since 2009. Mr. Demine has been associated with MSIM Limited in an investment management capacity since 2009. Mr. Hoffmann-Becking has been associated with MSIM Limited in an investment management capacity since 2013. Prior to 2013, Mr. Hoffmann-Becking was associated with Societe Generale as a sell side analyst. Prior to 2012, Mr. Hoffmann-Becking was associated with Sanford Bernstein as a senior research analyst covering European Banks. Mr. Watson has been associated with MSIM Limited in an investment management capacity since 2008. Mr. Sochovsky has been associated with MSIM Limited in an investment management capacity since 2015. Prior to joining MSIM Limited, Mr. Sochovsky was a senior member at Credit Suisse from 2012 to 2015 and previously a Managing Director at UniCredit from 2009 to 2011. Mr. Gabriele has been associated with MSIM Limited in an investment management capacity since 2012. Mr. Perrott has been associated with MSIM Limited in an investment management capacity since 2015. Prior to joining MSIM Limited, Mr. Perrott was an equity research analyst at Autonomous Research covering specialty financials from 2013 to 2015 and previously covered financials at Berenberg Bank from 2011 to 2013. Team members collaborate to manage the assets of the Fund.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

September 29, 2017

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated September 29, 2017 to the Morgan Stanley Variable Insurance Fund, Inc.
Statement of Additional Information dated May 1, 2017

Global Franchise Portfolio (Class II)

Effective September 30, 2017, the section of the Statement of Additional Information entitled "Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2016 (unless otherwise indicated)—Global Franchise" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Global Franchise
Vladimir A. Demine	5	$5.5 billion	18	$12.8 billion	66[11]	1$15.1 billion[11]
Dirk Hoffmann-Becking	5	$5.5 billion	18	$12.8 billion	66[11]	$15.1 billion[11]
Christian Derold	5	$5.5 billion	18	$12.8 billion	66[11]	$15.1 billion[11]
William D. Lock	5	$5.5 billion	18	$12.8 billion	66[11]	$15.1 billion[11]
Bruno Paulson	5	$5.5 billion	18	$12.8 billion	66[11]	$15.1 billion[11]
Marcus Watson	5	$5.5 billion	18	$12.8 billion	66[11]	$15.1 billion[11]
Nic Sochovsky	5	$5.5 billion	18	$12.8 billion	66[11]	$15.1 billion[11]
Alex Gabriele*	0	$0	0	$0	0	$0
Richard Perrott*	0	$0	0	$0	0	$0

*  As of August 31, 2017.

Effective September 30, 2017, the section of the Statement of Additional Information entitled "Portfolio Managers—Securities Ownership of Portfolio Managers" containing the dollar range of securities beneficially owned by each portfolio manager in the Global Franchise Portfolio is hereby deleted and replaced with the following:

Fund and Portfolio Managers	Fund Holdings
Global Franchise
Vladimir A. Demine	None*
Dirk Hoffman-Becking	None*
Christian Derold	None*
William D. Lock	None*
Bruno Paulson	None*
Marcus Watson	None*
Nic Sochovsky	None*
Alex Gabriele***	None*
Richard Perrott***	None*

***  As of August 31, 2017.

Please retain this supplement for future reference.